Fair Value Measurements and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets		$ 1,363	$ 1,326
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets		$ 4,899	$ 4,208
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	[1]	5	3
Changes in fair value from using reasonably possible alternatives		$ (18)	$ (13)	[2]
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	[1]	21	23
Changes in fair value from using reasonably possible alternatives		$ 18	$ 13	[2]
Other assets [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and capitalization rate changes in percentage	[2]	2.00%	1.00%
Changes in fair value from using reasonably possible alternatives	[2]	$ (118)	$ (124)
Other assets [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and capitalization rate changes in percentage	[2]	8.00%	9.00%
Changes in fair value from using reasonably possible alternatives	[2]	$ 151	$ 174

[1]	The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
[2]	Net asset values are provided by fund managers and therefore have no other reasonably possible alternative assumptions. Sensitivity of private equity investments is determined by adjusting the price multiples based on the range of multiples of comparable companies. Sensitivity of investment properties is determined by adjusting the capitalization rate.